Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of December 31, 2018 and December 31, 2017, cash and cash equivalents are detailed as follows:

a)	Cash

	12/31/2018	12/31/20171
	ThUS$	ThUS$
Cash on hand	75	60
Cash in banks	101,662	50,137
Other demand deposits	746	1,530
Total cash	102,483	51,727

b)	Cash equivalents

	12/31/2018	12/31/2017
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	187,666	290,914
Short-term investments, classified as cash equivalents	265,917	287,797
Total cash equivalents	453,583	578,711

Total cash and cash equivalents	556,066	630,438

Disclosure of detailed information about short term investments [Text Block]
As of December 31, 2018 and December 31, 2017, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	12/31/2018 ThUS$	12/31/2017 ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	132,108	144,464
JP Morgan US dollar Liquidity Fund Institutional	133,809	143,333
Total	265,917	287,797

Disclosure of cash and cash equivalents by currency [Text Block]
As of December 31, 2018 and December 31, 2017, information on cash and cash equivalents by currency is detailed as follows:

Original currency	12/31/2018	12/31/2017
	ThUS$	ThUS$
Chilean Peso (*)	157,500	579
US Dollar	353,037	612,727
Euro	4,739	9,782
Mexican Peso	1,242	258
South African Rand	5,843	4,074
Japanese Yen	1,786	1,773
Peruvian Sol	7	8
Brazilian Real	-	38
Chinese Yuan	2,305	1,143
Dírham United Arab Emirates	1	-
Indian rupee	3	-
Argentine Peso	2	1
Pound Sterling	3	55
Australian dollar	29,598	-
Total	556,066	630,438

(*) The Company maintains financial derivative policies which allow to minimize the risk of the variation in Chilean pesos exchange rate
.

Disclosure of detailed information about short term deposits [Text Block]
The detail at the end of each period is as follows:

2018 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal ThUS$	Interest accrued to-date ThUS$	12/31/2018 ThUS$
Scotiabank	Fixed term	Ch$	2.50	10/18/2018	1/16/2019	14,606	90	14,696
Banco Crédito e Inversiones	Fixed term	Ch$	2.55	11/6/2018	1/9/2019	19,632	92	19,724
Scotiabank	Fixed term	Ch$	2.55	11/30/2018	1/3/2019	14,393	38	14,431
Scotiabank	Fixed term	Ch$	2.55	12/3/2018	1/3/2019	11,515	27	11,542
Itau-Corpbanca	Fixed term	Ch$	2.50	12/3/2018	1/3/2019	14,393	34	14,427
Itau-Corpbanca	Fixed term	Ch$	2.50	12/7/2018	1/9/2019	14,393	29	14,422
Itau-Corpbanca	Fixed term	Ch$	2.50	12/10/2018	1/9/2019	12,954	23	12,977
Scotiabank	Fixed term	Ch$	2.35	12/10/2018	1/9/2019	12,954	21	12,975
Itau-Corpbanca	Fixed term	US$	3.06	12/11/2018	1/11/2019	1,300	2	1,302
Banco Estado	Fixed term	US$	2.75	12/12/2018	1/15/2019	1,000	1	1,001
Itau-Corpbanca	Fixed term	Ch$	2.50	12/14/2018	1/9/2019	14,392	20	14,412
Scotiabank	Fixed term	Ch$	2.65	12/17/2018	1/17/2019	14,393	18	14,411
Scotiabank	Fixed term	Ch$	2.60	12/17/2018	1/17/2019	10,892	13	10,905
Banco Crédito e Inversiones	Fixed term	US$	2.93	12/17/2018	1/31/2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.30	12/17/2018	1/31/2019	1,400	2	1,402
Itau-Corpbanca	Fixed term	US$	3.40	12/17/2018	1/31/2019	3,000	4	3,004
Banco de Chile	Fixed term	US$	3.06	12/17/2018	1/31/2019	1,700	2	1,702
Scotiabank Sud Americano	Fixed term	US$	2.95	12/17/2018	1/31/2019	1,500	2	1,502
Banco de Chile	Fixed term	US$	3.26	12/19/2018	1/31/2019	800	1	801
Banco Crédito e Inversiones	Fixed term	US$	3.42	12/26/2018	2/26/2019	2,800	1	2,801
Banco de Chile	Fixed term	US$	3.26	12/26/2018	2/26/2019	2,800	1	2,801
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/7/2019	1,439	1	1,440
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/14/2019	2,879	1	2,880
Scotiabank Sud Americano (*)	Fixed term	Ch$	0.26	12/27/2018	1/21/2019	1,439	1	1,440
Banco Estado	Fixed term	US$	3.15	12/28/2018	1/28/2019	2,000	1	2,001
Banco Estado	Fixed term	US$	3.15	12/28/2018	1/28/2019	600	-	600
Banco de Chile	Fixed term	US$	3.16	12/28/2018	1/28/2019	2,000	1	2,001
Banco Crédito e Inversiones	Fixed term	US$	2.53	12/28/2018	1/8/2019	1,000	-	1,000
Banco Crédito e Inversiones	Fixed term	US$	3.08	12/28/2018	1/28/2019	2,500	1	2,501
Banco Santander- Santiago	Fixed term	Ch$	0.20	12/28/2018	1/4/2019	432	-	432
BBVA Banco Francés	Fixed term	US$	-	12/31/2018	1/21/2019	81	3	84
Nedbank	On demand	US$	-	12/31/2018	1/1/2019	647	-	647
Total						187,234	432	187,666

(*) Corresponds to monthly rate.

2017 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal ThUS$	Interest accrued to-date ThUS$	12/31/2017 ThUS$
Scotiabank Sud Americano	Fixed term	Ch$	0.24	11/21/2017	1/02/2018	8,943	30	8,973
Banco Itau Chile	Fixed term	Ch$	0.24	11/28/2017	1/02/2018	15,652	41	15,693
Banco Itau Chile	Fixed term	Ch$	0.24	11/28/2017	1/02/2018	15,652	41	15,693
Banco BBVA Chile	Fixed term	Ch$	0.23	11/28/2017	1/02/2018	15,652	40	15,692
Banco BBVA Chile	Fixed term	Ch$	0.23	11/28/2017	1/02/2018	15,652	40	15,692
Banco Itau Chile	Fixed term	Ch$	0.25	11/29/2017	2/27/2018	18,857	50	18,907
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/12/2017	1/11/2018	15,982	26	16,008
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/12/2017	1/11/2018	8,524	14	8,538
Banco Itau Chile	Fixed term	Ch$	0.24	12/12/2017	1/11/2018	15,982	24	16,006
Banco Itau Chile	Fixed term	Ch$	0.24	12/12/2017	1/11/2018	7,458	11	7,469
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	19,780	29	19,809
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	15,665	23	15,688
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/14/2017	1/16/2018	11,488	17	11,505
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12/15/2017	1/16/2018	15,568	22	15,590
Banco BBVA Chile	Fixed term	Ch$	0.24	12/29/2017	1/10/2018	4,107	1	4,108
Banco BBVA Chile	Fixed term	Ch$	0.24	12/29/2017	1/10/2018	2,765	-	2,765
Banco Santander - Santiago	Fixed term	US$	0.28	12/27/2017	1/18/2018	700	-	700
Banco Santander - Santiago	Fixed term	US$	0.4	12/15/2017	2/13/2018	15,000	27	15,027
Banco Santander - Santiago	Fixed term	US$	0.4	12/15/2017	2/13/2018	14,000	25	14,025
Corpbanca	Fixed term	Ch$	0.22	12/28/2017	1/04/2018	1,301	-	1,301
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12/29/2017	1/05/2018	976	-	976
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12/29/2017	1/05/2018	569	-	569
Banco Santander - Santiago	Fixed term	US$	2.45	12/06/2017	1/05/2018	3,500	6	3,506
Scotiabank Sud Americano	Fixed term	US$	3.40	12/15/2017	1/16/2018	2,000	3	2,003
Banco BBVA Chile	Fixed term	US$	2.80	12/26/2017	1/26/2018	2,200	1	2,201
Banco Crédito e Inversiones	Fixed term	US$	2.3	12/27/2017	1/04/2018	2,300	1	2,301
Banco Santander - Santiago	Fixed term	US$	2.88	12/27/2017	1/04/2018	2,300	1	2,301
Banco BBVA Chile	Fixed term	US$	2.80	12/27/2017	1/04/2018	1,400	-	1,400
BBVA Banco Francés	Fixed term	US$	0.19	12/11/2017	1/31/2018	163	-	163
Nedbank	On demand	US$	-	12/01/2017	1/31/2018	3,686	-	3,686
ABN Amro Bank	Fixed term	US$	-	12/31/2017	1/02/2018	1,439	-	1,439
Total						290,397	517	290,914

Disclosure of reconciliation of liabilities arising from financing activities [text block]
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

Net debt	12/31/2018	12/31/2017
	ThUS$	ThUS$

Cash and cash equivalents	556,066	630,438
Other current financial assets	312,721	366,979
Other non-current financial hedge assets	13,425	8,910
Borrowings - repayable within one year (including overdraft)	(23,585)	(220,328)
Borrowings - repayable after one year	(1,330,382)	(1,031,507)
Net debt	(471,755)	(245,508)

Cash and liquid investments	882,212	1,006,327
Gross debt - fixed interest rates	(1,353,967)	(1,251,835)
Net debt	(471,755)	(245,508)

						Foreign
				Other inflows		currency
		Repayment of	Proceeds from	(outflows) of		translation
	12/31/2017	borrowings	borrowings	cash	Hedging effects	differences	Other	12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current financial liabilities and non-current	(1,251,835)	213,000	(376,039)	-	23,092	39,520	(1,704)	(1,353,967)
Cash and cash equivalents	630,438	-	-	(49,478)	-	(24,894)	-	556,066
Other current financial assets	375,889	-	-	(69,151)	19,408	-	-	326,146
Net Debt	(245,508)	213,000	(376,039)	(118,629)	42,500	14,626	(1,704)	(471,755)